GS Mortgage-Backed Securities Trust 2024-RPL4

Exhibit 99.1 - Schedule 3

JCIII LoanKey	Prior GS ID	New GS ID	Unique ID	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
XXX	XXX	XXX	2570321851	XXX	First	ARM	Purchase	Owner Occ	3/XX/2005	5/XX/2005	VA	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Lock In Disclosure					RB	B	B	B
XXX	XXX	XXX	2570321852	XXX	First	Fixed	Cashout Refi	Owner Occ	3/XX/2004	5/XX/2004	FL	XXX	XXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$XXX for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Pre-Application Dislcosure	Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for refinance transactions. TIL Itemization did not disclose a closing fee of $XXX or the courier fee of $XXX as prepaid finance charges.
																				Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	XXX	2570319832	XXX	First	FIXED	Cashout Refi	Owner Occ	4/XX/2008	6/XX/2008	SC	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B
XXX	XXX	XXX	2570321478	XXX	First	ARM	Cashout Refi	Owner Occ	4/XX/2006	6/XX/2006	NY	XXX	XXX	YES	12	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Commitment
[2]   Missing Initial Application
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
																						RB	B	B	B
XXX	XXX	XXX	2570321125	XXX	First	FIXED	Cashout Refi	Owner Occ	8/XX/2003	10/XX/2003	NY	XXX	XXX	YES	12	3	[3] Finance Charge underdisclosed >$XXX for Refinance
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for refinance transactions. TIL itemization did not disclose an escrow fee of $XXX and title pick up fee of $XXX as prepaid finance charge.
																				Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	XXX	2570319790	XXX	First	ARM	Cashout Refi	Owner Occ	10/XX/2003	12/XX/2003	MD	XXX	XXX	YES	36	2	[2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing MD Notice of Housing Counseling and Services disclosure					RB	B	B	B
XXX	XXX	XXX	2570321621	XXX	First	FIXED	Rate/Term Refi	Owner Occ	2/XX/2004	4/XX/2004	MD	XXX	XXX	YES	36	3	[3] Note Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																			YES		TR Note Deficiency	RD	D	D	D
XXX	XXX	XXX	2570319858	XXX	First	FIXED	Cashout Refi	Owner Occ	2/XX/2005	4/XX/2005	CA	XXX	XXX	YES	60	2	[2] Affiliated Business Doc Missing					RB	B	B	B
XXX	XXX	XXX	2570319845	XXX	First	FIXED	Cashout Refi	Owner Occ	4/XX/2005	5/XX/2005	MD	XXX	XXX	YES	60	3	[3] Finance Charge underdisclosed >$XXX for Refinance
[3]   ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   Credit Score Disclosure Not Present
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

																					TILA SOL Expired	RB	B	B	B
XXX	XXX	XXX	2570321069	XXX	First	FIXED	Cashout Refi	Owner Occ	6/XX/2005	8/XX/2005	CT	XXX	XXX	YES	36	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Appraisal Notice
[2]   State - Missing Rate Lock Agreement
[2]   State - Missing Agreement Concerning Nonrefundability of Advance Fee
[2]   State - Missing Notice to Mortgage Applicants / Legal Representation Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570319775	XXX	First	FIXED	Cashout Refi	Owner Occ	6/XX/2005	8/XX/2005	RI	XXX	XXX	YES	60	2	[2] State - Missing Notice of Choice of Insurance Agent Disclosure
[2]   State - Missing Tangible Net Benefit Disclosure
[2]   State - Missing Notice Regarding Nonrefundability of Loan Fees
[2]   State - Missing Application Disclosure
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570319894	XXX	First	FIXED	Cashout Refi	Owner Occ	6/XX/2005	9/XX/2005	MD	XXX	XXX	YES	60	2	[2] State - Missing Mortgage Broker Agreement [2] State - Missing Net Tangible Benefit Worksheet [2] Initial TIL Missing					RB	B	B	B
XXX	XXX	XXX	2570320826	XXX	First	FIXED	Cashout Refi	Owner Occ	7/XX/2005	9/XX/2005	NY	XXX	XXX	YES	36	3	[3] State Late Charge Not Standard [2] Affiliated Business Doc Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Late charge fee of 5% exceeds the max allowed of 2% for the State of New York.			Late Charge	RC	C	C	C
XXX	XXX	XXX	2570321502	XXX	First	FIXED	Cashout Refi	Owner Occ	10/XX/2005	12/XX/2005	FL	XXX	XXX	YES	60	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570319868	XXX	First	FIXED	Cashout Refi	Owner Occ	2/XX/2006	3/XX/2006	WA	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Prepayment penalty disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570321134	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2005	2/XX/2006	NY	XXX	XXX	YES	60	3	[3] State Late Charge Not Standard
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
																		Late charge fee of 5% exceeds the max allowed of 2% in the State of New York.			Late Charge	RC	C	C	C
XXX	XXX	XXX	2570319779	XXX	First	FIXED	Cashout Refi	Owner Occ	5/XX/2006	6/XX/2006	TN	XXX	XXX	YES	60	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Rate Lock
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570319891	XXX	First	FIXED	Cashout Refi	Owner Occ	5/XX/2006	7/XX/2006	TN	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570319928	XXX	First	FIXED	Cashout Refi	Owner Occ	6/XX/2006	7/XX/2006	SC	XXX	XXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Manufactured Home Disclosures (RESPA/TILA) Disclosures
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570321104	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2006	2/XX/2007	LA	XXX	XXX	YES	60	2	[2] Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Agreement
[2]   State - Missing Application Fee Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570321109	XXX	First	ARM	Cashout Refi	Owner Occ	1/XX/2007	3/XX/2007	PA	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing or Incomplete Variable Rate Disclosure
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570319821	XXX	First	FIXED	Cashout Refi	Owner Occ	3/XX/2007	5/XX/2007	CA	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570321121	XXX	First	FIXED	HELOC	Owner Occ	3/XX/2007	4/XX/2007	VA	XXX	XXX	YES	60	2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure					RB	B	B	B
XXX	XXX	XXX	2570319877	XXX	First	FIXED	Cashout Refi	Owner Occ	4/XX/2007	6/XX/2007	TN	XXX	XXX	YES	60	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570321060	XXX	First	FIXED	Cashout Refi	Owner Occ	6/XX/2007	8/XX/2007	PA	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570319842	XXX	First	FIXED	Cashout Refi	Owner Occ	8/XX/2007	9/XX/2007	GA	XXX	XXX	YES	60	2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing					RB	B	B	B
XXX	XXX	XXX	2570320806	XXX	First	ARM	Cashout Refi	Owner Occ	8/XX/2007	10/XX/2007	LA	XXX	XXX	YES	36	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Broker Agreement
[2]   State - Missing Application Fee Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570319852	XXX	First	FIXED	Cashout Refi	Owner Occ	10/XX/2007	12/XX/2007	CA	XXX	XXX	YES	60	2	[2] Affiliated Business Doc Missing [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial TIL Missing					RB	B	B	B
XXX	XXX	XXX	2570321084	XXX	First	FIXED	Cashout Refi	Owner Occ	11/XX/2007	12/XX/2007	KS	XXX	XXX	NO	*Not Applicable	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
XXX	XXX	XXX	2570319836	XXX	First	FIXED	Cashout Refi	Owner Occ	11/XX/2007	12/XX/2007	WA	XXX	XXX	YES	60	2	[2] State - Missing Anti-Coercion Notice
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Prepayment penalty disclosure
[2]   State - Missing Oral Agreement Notice
																						RB	B	B	B
XXX	XXX	XXX	2570319929	XXX	First	FIXED	HELOC	Owner Occ	11/XX/2007	1/XX/2008	NC	XXX	XXX	NO	*Not Applicable	3	[3] ROR Missing
[1]   Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements.
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

																					TILA SOL Expired	RB	B	B	B
XXX	XXX	XXX	2570319807	XXX	First	FIXED	Cashout Refi	Investment Property	12/XX/2007	2/XX/2008	WA	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Oral Agreement Notice
[2]   Initial GFE Missing
																						RB	B	B	B
XXX	XXX	XXX	2570319930	XXX	First	FIXED	Rate/Term Refi	Owner Occ	11/XX/2007	1/XX/2008	TX	XXX	XXX	YES	36	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
XXX	XXX	XXX	2570319922	XXX	First	FIXED	Cashout Refi	Owner Occ	11/XX/2006	12/XX/2006	MD	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
																						RB	B	B	B
XXX	XXX	XXX	2570321062	XXX	First	ARM	Cashout Refi	Owner Occ	5/XX/2008	6/XX/2008	PA	XXX	XXX	YES	60	2	[2] State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	XXX	2570319861	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2008	1/XX/2009	AZ	XXX	XXX	YES	60	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
XXX	XXX	XXX	2570319983	XXX	First	ARM	Cashout Refi	Owner Occ	10/XX/2006	12/XX/2006	GA	XXX	XXX	NO	*Not Applicable	2	[2] Missing Initial Application [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
XXX	XXX	XXX	2570319813	XXX	First	FIXED	Cashout Refi	Owner Occ	8/XX/2003	9/XX/2003	TN	XXX	XXX	YES	36	3	[3] HUD-1 Incomplete
[2]   State - Missing Application Disclosure
[2]   State - Missing Right to Choose Insurance Provider
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
[2]   Initial TIL Missing
																		Final HUD incomplete due to prepaid finance charges not itemized.	YES		TR HUD Deficiency	RD	D	D	D
XXX	XXX	XXX	2570320326	XXX	First	FIXED	Purchase	Owner Occ	7/XX/2011	9/XX/2011	OR	XXX	XXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present [2] HUD Summary of Loan Terms does not match Note Terms [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] GFE1 Fees Not Disclosed Correctly	Comparison of GFE & HUD fees inaccurate; Charge for Points from final GFE dated 06/XX/2011 reflects $(2,210.98) however GFE column of comparison reflects $XXX; Adjusted Origination Charges from final GFE dated 06/XX/2011 reflects $(843.48) however GFE column of comparison reflects $XXX; Government Recording Charges from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Title Services from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Owner's Title Insurance from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Appraisal Fee from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Initial Deposit For Escrow from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Daily Interest Charges from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Homeowners Insurance from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX.
GFE1 dated 6/XX/2011 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however box #3 was checked.
HUD summary of loan terms reflects a loan amount of $XXX with no interest rate or payment and Note reflects loan amount of $XXX with an interest rate of 4.75% and a payment of $XXX.
																						RB	B	B	B
XXX	XXX	XXX	2570320314	XXX	First	FIXED	Purchase	Owner Occ	3/XX/2008	5/XX/2008	NJ	XXX	XXX	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Domestic Partnership Affidavit					RB	B	B	B
XXX	XXX	XXX	2570319588	XXX	First	FIXED	Purchase	Owner Occ	8/XX/2005	10/XX/2005	TX	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Notice of Penalties for Making False or Misleading Written Statement					RB	B	B	B
XXX	XXX	XXX	2570320311	XXX	First	FIXED	Purchase	Owner Occ	1/XX/2006	3/XX/2006	AL	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note					RB	B	B	B
XXX	XXX	XXX	2570321860	XXX	First	FIXED	Purchase	Owner Occ	9/XX/2004	11/XX/2004	LA	XXX	XXX	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Application Fee Disclosure					RB	B	B	B
XXX	XXX	XXX	2570319549	XXX	First	FIXED	Purchase	Owner Occ	7/XX/2006	9/XX/2006	TX	XXX	XXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$XXX for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement	Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	XXX	2570320316	XXX	First	FIXED	Purchase	Owner Occ	6/XX/2005	8/XX/2005	OH	XXX	XXX	NO	*Not Applicable	2	[2] Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
																						RB	B	B	B
XXX	XXX	XXX	2570321570	XXX	First	FIXED	Rate/Term Refi	Owner Occ	6/XX/2003	8/XX/2003	OH	XXX	XXX	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing					RB	B	B	B
XXX	XXX	XXX	2570320408	XXX	First	FIXED	Cashout Refi	Owner Occ	8/XX/2007	10/XX/2007	OH	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure					RB	B	B	B
XXX	XXX	XXX	2570319599	XXX	First	FIXED	Rate/Term Refi	Owner Occ	6/XX/2009	8/XX/2009	TX	XXX	XXX	NO	*Not Applicable	3	[3] ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Complaints and Inquiries Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																				ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	XXX	2570319615	XXX	First	FIXED	Rate/Term Refi	Owner Occ	7/XX/2010	9/XX/2010	WA	XXX	XXX	NO	*Not Applicable	3	[3] Initial TIL Date < 7 Days Prior to Origination Date
[2]   Credit Score Disclosure Not Present
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   State - Missing Notice of Right to Cancel Private Mortgage Insurance
																		GFE2 dated 7/XX/2010 reflects an undocumented change in loan amount from $XXX to $XXX. Initial TIL in file is dated 7/XX/2010 which is 5 days prior to closing.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B